Schedule of restricted stock units (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Number of RSUs, Outstanding	3,277,773	2,566,667
Number of RSUs, Granted	261,187	1,497,195
Number of RSUs, Settled	(693,765)	(786,089)
Number of RSUs, Outstanding	2,845,195	3,277,773